Provisions and Contingencies - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($) vessel	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) tanker	Oct. 01, 2019 $ / shares	Jan. 01, 2019 USD ($)	Feb. 28, 2015 vessel	Aug. 31, 2014
Disclosure of detailed information about business combination [line items]
Other provisions				$ 67,906	$ 67,701		$ 86,460
Number of assets to be built | tanker					7
Number of assets delivered | tanker					4
Units held by entities and individuals | shares				5,000,000
Cash exchanged per share for shares not owned | $ / shares				$ 1.05
Units issued, price per unit (USD per share) | $ / shares						$ 1.55
COSCO (Nantong) Shipyard
Disclosure of detailed information about business combination [line items]
Other provisions					$ 57,600
Contingent liabilities, damages sought	$ 186,200	$ 51,900
Legal proceedings provision [member]
Disclosure of detailed information about business combination [line items]
Other provisions					10,100
Bottom of range | COSCO (Nantong) Shipyard
Disclosure of detailed information about business combination [line items]
Estimated financial effect of contingent liabilities					10,000
Top of range | COSCO (Nantong) Shipyard
Disclosure of detailed information about business combination [line items]
Estimated financial effect of contingent liabilities					$ 40,000
Logitel Offshore Holding AS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Number of assets to be built | vessel								3
Number of assets delivered | vessel								1
Number of construction contracts canceled | vessel			2
Impairment loss			$ 43,700
Reversed contingent liabilities			14,500
Contingent liabilities			$ 170,000